Document and Entity Information	12 Months Ended
Jul. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 31, 2012
Registrant Name	WisdomTree Trust
Central Index Key	0001350487
Amendment Flag	false
Document Creation Date	Mar. 25, 2013
Document Effective Date	Mar. 25, 2013
Prospectus Date	Jul. 30, 2012